Sale of businesses	6 Months Ended
Dec. 31, 2024
Disclosure of business disposal [abstract]
Sale of businesses and brands	Sale of businesses and brands
Cash consideration received and net assets disposed of in respect of sale of businesses and brands in the six months ended 31
December 2024 were as follows:

	Guinness Nigeria PLC $ million	Other $ million	Total $ million
Sale consideration
Cash received	64	62	126
Transaction and other directly attributable costs paid	(9)	(1)	(10)
Net cash received	55	61	116
Transaction costs payable and other directly attributable items	(8)	1	(7)
	47	62	109
Net assets disposed of
Assets and liabilities held for sale	25	—	25
Inventories	—	(2)	(2)
	25	(2)	23
Less non-controlling interest	(11)	—	(11)
Exchange recycled from other comprehensive income	(175)	—	(175)
(Loss)/gain on disposal before taxation	(114)	60	(54)
Taxation	(1)	(11)	(12)
(Loss)/gain on disposal after taxation	(115)	49	(66)
On 30 September 2024, Diageo completed the sale of its shareholding in Guinness Nigeria PLC to N-Seven Nigeria Ltd., part of the Tolaram group. The aggregate consideration for the disposal was $64 million, the disposed net liabilities of $25 million mainly included trade and other payables and property, plant and equipment. The transaction resulted in a non-operating exceptional loss before tax of $114 million, including cumulative translation losses in the amount of $175 million recycled to the income statement.
On 15 October 2024, Diageo sold the Pampero brand and related inventory to Gruppo Montenegro, a leading Italian company in the premium spirits and food sectors, for a consideration of $57 million which resulted in a non-operating exceptional gain before tax of $53 million.
On 19 September 2024, Diageo sold the Safari brand to Casa Redondo, a Portuguese beverage-alcohol company for a consideration of $16 million which resulted in a non-operating exceptional gain before tax of $15 million.
On 26 May 2023, Diageo completed the sale of Guinness Cameroun S.A., its brewery in Cameroon, to Castel Group. In the six months ended 31 December 2024, $8 million of charges have been accounted for mainly in respect of warranty claims in relation to the disposal.